EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS
14.	EMPLOYEE BENEFITS

The Group’s employee benefits from continuing operations comprise the following:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Wages, salaries and allowances	459	565	566	87
Housing funds (a)	38	40	33	5
Contribution to pension plans (a)	92	104	79	12
Welfare and other expenses	2	6	19	3
	591	715	697	107

(a)	According to the PRC state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.

Employee benefits charged to the consolidated statements of profit or loss from continuing operations are analyzed as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Total employee benefits accrued for the year	591	715	697	107
Amount charged to the consolidated statement of profit or loss	591	715	697	107